Other Liabilities (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Other Liabilities [Abstract]
Interest payable	$ 4,220,626	$ 332,178
Accruals	97,591	446,253
Other payables	297,802	218,206
Long-term debt	4,337,633	2,879,865
Other liabilities	$ 8,953,652	$ 3,876,502